Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Investments In Associates Subsidaries And Joint Venture

	Joint ventures		Associates
	2020	2019	2020	2019

At January 1	1,983	1,745	364	327

Additions	254	151	59	39

Disposals	(105)	(1)	(5)	-

Share in net income	184	214	111	12

Share in changes in equity (note 30.6)	12	8	7	4

Impairment losses	(4)	-	(20)	(7)

Dividends	(94)	(120)	(44)	(10)

Net exchange difference	(7)	2	(28)	(1)

Transfer (to)/from other headings	(836)	-	818	-

Other	(11)	(16)	1	-
At December 31	1,376	1,983	1,264	363

Summary of Financial Information of Joint Ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investment in Santander Vida Seguros y Reaseguros S.A. (‘Santander Spain Life’) a material joint venture and is therefore presented separately.

	Santander Spain Life		Other Joint ventures
	2020	2019	2020	2019 1)
Summarized statement of financial position

Cash and cash equivalents	14	15	425	612

Other current assets	35	30	1,011	1,268
Total current assets	50	44	1,463	1,880

Non-current assets	700	364	6,569	7,766
Total assets	750	408	8,005	9,645

Current financial liabilities excluding trade payables and other provisions	-	-	-	17

Other current liabilities	79	14	805	728
Total current liabilities	79	14	805	745

Non-current financial liabilities excluding trade payables and other provisions	-	-	50	529

Other non-current liabilities	272	175	4,996	6,708
Total non-current financial liabilities	272	175	5,046	7,237

Total liabilities	351	189	5,851	7,982

Net assets	399	219	2,154	1,663

Summarized statement of comprehensive income

Revenue	357	383	2,642	1,479

Results from financial transactions	(4)	1	20	299

Depreciation and amortization	(18)	(9)	(13)	(4)

Interest income	3	2	13	53

Interest expense	-	-	-	(19)

Profit or loss	57	122	409	187

Income tax (expense) or income	(14)	(27)	(35)	(43)
Post-tax profit or (loss)	43	95	375	144

Other comprehensive income	2	1	10	13
Total comprehensive income	45	95	384	157

Dividends received	19	26	76	68

1	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.

Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life		Other Joint ventures
	2020	2019	2020	2019 1)

Net assets of joint venture as presented above	399	219	2,154	1,663

Net assets of joint venture excluding goodwill	66	2	1,760	1,501

Group share of net assets of joint venture, excluding goodwill	34	2	766	765

Goodwill on acquisition	333	217	244	162
Carrying amount	366	220	1,011	928

1	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.

Summary of Reconciliation of Summarized Financial Information to Carrying Amount of Joint Ventures
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		Other Joint ventures
	2020	2019	2020	2019 1)
Post-tax profit or loss	22	48	170	(176)

Other comprehensive income	1	-	(10)	6
Total comprehensive income	23	49	159	(170)

1	The comparative figures have been adjusted following the classification of material joint ventures and associates for 2020.

Schedule Of Financial Information Of Associates
Summarized financial information of associates
The summarized financial information presented in the following table presents the material associates on a 100% basis. Aegon considers its investment in Amvest Residential Core Fund a material associate and is therefore presented below.

	Amvest Residential Core Fund
	2020	2019
Summarized statement of financial position

Current assets	34	28

Non-current assets	3,876	3,641
Total assets	3,910	3,669

Current liabilities	55	94

Non-current liabilities	671	619
Total current liabilities	726	713

Net assets	3,184	2,956

Summarized statement of comprehensive income

Revenue	104	95

Interest expense	-	(8)

Profit or loss	281	341

Income tax (expense) or income	-	-
Post-tax profit or (loss)	281	341

Other comprehensive income	-	-
Total comprehensive income	281	341

Dividends received	32	26
The summarized financial information of associates presented below is based on the Group’s relative holding.

	Amvest Residential Core Fund		Other Associates
	2020	2019	2020	2019
Post-tax profit or loss	80	97	23	7

Other comprehensive income	-	-	7	(7)
Total comprehensive income	80	97	31	(1)

Carrying amount	919	836	345	363